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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _________________
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Partners VI, L. P.*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11188

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
Title: Managing Director, Chief Financial Officer, Secretary of Bain Capital Investors, LLC, which is the general partner of Bain Capital Partners VI, L.P.
Phone:    617-516-2000

Signature, Place, and Date of Signing:

     /s/ Michael F. Goss             Boston, Ma.            August 15, 2005
   -----------------------        -----------------       -------------------
         [Signature]                [City, State]                [Date]

* The report on Form 13F for the period ended June 30, 2005 for Bain Capital Partners, VI, L.P. ("BCP VI") is being filed by Bain Capital Investors, LLC, the general partner of BCP VI, which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P. and the administrative member of DP Investors I, LLC.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

        Form 13F File Number       Name
        28-11264                   Bain Capital Fund VI, L.P.
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        [Repeat as necessary.]
        28-11209                   Bain Capital VI Coinvestment Fund, L.P.
        ----------------------     --------------------------------------------

        28-11210                   DP Investors I, LLC
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